Income taxes - Deferred tax assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	$ 0	$ 0	$ 0
Net operating losses - US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,403	6,312
Lease Liabilities - US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,202
Property, equipment, and right of use assets, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(8,498)	(6,015)
Intangible assets, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,034)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	171
Deferred tax liabilities	(23)	$ (297)
Reserve for expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 2,779